Shareholders' Equity (Details) - USD ($)			1 Months Ended			12 Months Ended
	Jan. 07, 2019	Jan. 04, 2018	Jan. 31, 2019	May 23, 2018	Mar. 23, 2018	Dec. 31, 2018	Dec. 31, 2019	Aug. 07, 2018
Common stock par value						$ 0.001	$ 0.001
Common stock authorized						500,000,000	500,000,000
Common stock issued						54,000,000	56,070,000
Common stock outstanding						18,000,000	20,700,000
Common shares repurchased, shares						36,000,000	36,000,000
Common shares repurchased								$ 36,000
Total cash proceeds		$ 20		$ 45,000	$ 1,616,400
Total cash contributions						$ 1,661,420
IPO [Member]
Company offered common shares	1,800,000
Common stock price per share	$ 4
Initial public offering amount	$ 6,478,801
Net proceeds amount	6,500,000
Escrow deposit	500,000
Initial potential indemnification obligation	$ 500,000
Escrow period	2 years
Sale of additional common shares	270,000
Sale of stock price per share	$ 4
Net proceeds raised after deducting underwriting discounts			$ 993,600
Incease in common stock value			$ 7,472,401
Increase in common stock, shares			2,070,000
MMTEC, Inc. [Member]
Common stock par value		$ 0.001		$ 0.001	$ 0.18
Common stock issued		20,000		45,000,000	8,980,000
Common shares repurchased, shares								36,000,000
Shareholders' Equity [Member]
Shareholders contribution, discriptions						Zhen Fan, who is the chief executive officer and 16.3% shareholder of the Company, and Hinman Au, who is a director, member of board and 1.8% shareholder of the Company, made contributions with the amount of $3,834 and $1,614, respectively, to the Company for working capital needs and the Company recorded an increase in additional paid-in capital.